UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 84,362	$ 133,496
Restricted cash and short-term deposits	1,676	3,350
Trade accounts and other receivables	1,933	9,511
Intangible assets, net	0	825
Inventories	879	3,659
Other current assets	8,213	3,412
Total current assets	97,063	154,253
Non-current assets
Restricted cash (non-current portion)	463	492
Intangible assets, net	8,534	9,438
Newbuildings	206,549	181,904
Vessels and equipment, net	1,685,936	1,700,063
Other non-current assets	19,150	10,793
Total assets	2,017,695	2,056,943
Current liabilities
Current portion of long-term debt and short-term debt	175,156	194,413
Trade accounts payable	11,709	12,231
Accrued expenses	49,131	42,275
Total current liabilities	281,571	293,330
Non-current liabilities
Long-term debt	827,241	866,671
Other non-current liabilities	81,938	90,362
Total liabilities	1,190,750	1,250,363
Commitments and contingencies
Equity
Owners' share capital	53,703	53,703
Additional paid-in capital	510,438	509,327
Retained earnings	191,565	172,960
Total Owners' Equity	755,706	735,990
Non-controlling interests	71,239	70,590
Total equity	826,945	806,580
Total liabilities and equity	2,017,695	2,056,943
Nonrelated Party
Current liabilities
Other current liabilities	45,360	43,654
Related Party
Current liabilities
Other current liabilities	$ 215	$ 757